LEASE	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASE

18. LEASE

Operating leases

The Group’s leases consist of operating leases for administrative office spaces in different cities in mainland China. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group choose to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2021 and 2022, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2022, the Group did not have additional operating leases that have not yet commenced.

Total operating lease expenses for the years ended December 31, 2021 and 2022 was RMB193,957 and RMB32,714, and was recorded in cost of revenues, selling expenses, research and development expenses and general and administrative expense on the consolidated statements of operations.

Some leases were terminated before the expiration of the lease term due to the impact of Business Restructuring, the relevant right-of-use asset and the lease liability were derecognized with the difference amounted to RMB16,720 recognized under other income in the consolidated statements of operations in 2022. The noncash decrease of operating lease right-of-use assets was RMB296,465 for the years ended December 31, 2022.

	Year ended December 31,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	156,600	37,027
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	39,069	38,953
Weighted average remaining lease term:
Operating leases	4.3	2.9
Weighted average discount rate:
Operating leases	6.5%	7.2%

18. LEASE - continued

Operating leases - continued

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ending December 31:

RMB
Year ending December 31,
2023	33,303
2024	32,818
2025	19,802
2026	4,193
2027 and thereafter	—
Less: imputed interest	(7,592)
Total	82,524

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended December 31, 2020, 2021, 2022, total rental expense for all operating leases amounted to RMB155,287, RMB193,957 and RMB32,714, respectively.